UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  [811-22548]

The Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Evercore Wealth Management Macro Opportunity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 8.1%
Natural Gas Distribution - 2.2%
Kinder Morgan, Inc.	30,300	$784,467

Oil and Gas Extraction - 3.0%
Enterprise Products Partners LP	26,800	1,076,020

Pipeline Transportation of Natural Gas - 2.9%
Enbridge Energy Partners LP	38,600	1,060,342
TOTAL COMMON STOCKS (Cost $3,035,394)		2,920,829

	Principal
	Amount
CORPORATE BOND - 1.2%
Natural Gas Distribution - 1.2%
Enbridge Inc Mtn Cds (b)
5.00%, 08/09/2016	400,000	423,732
TOTAL CORPORATE BOND (Cost $458,514)		423,732

FOREIGN GOVERNMENT NOTE/BOND - 2.5%
Executive, Legislative, and Other General Government Support - 2.5%
Canadian Government (b)
3.25%, 06/01/2021	875,000	914,955
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $949,299)		914,955

	Shares
EXCHANGE TRADED FUNDS - 22.7%
Other Investment Pools and Funds - 22.7%
CurrencyShares Canadian Dollar Trust	12,400	1,176,512
ProShares UltraShort Euro (a)	181,800	3,505,104
Proshares UltraShort MSCI Europe (a)	33,900	2,078,070
WisdomTree Dreyfus China Yuan Fund	54,350	1,373,968
TOTAL EXCHANGE TRADED FUNDS (Cost $7,497,471)		8,133,654

MUTUAL FUND - 6.5%
Other Investment Pools and Funds - 6.5%
RidgeWorth Seix Floating Rate High Income Fund
TOTAL MUTUAL FUNDS (Cost $2,424,862)	275,006	2,334,794

	Contracts
	(100 shares per
	contract)
PURCHASED OPTIONS - 5.8%

Call Options - 0.1%
Other Investment Pools and Funds - 0.1%
ProShares UltraShort 20+ Year Treasury
Expiration December 2011, Exercise Price $30.00	1,896	20,856
Total Call Options		20,856

Put Options - 5.7%
Beverage Manufacturing - 0.4%
Hansen Natural Corporation
Expiration December 2011, Exercise Price $85.00	174	136,590
Building Material and Supplies Dealers - 1.0%
The Home Depot, Inc.
Expiration November 2011, Exercise Price $34.00	1,498	352,030
Computer and Peripheral Equipment Manufacturing - 1.1%
International Business Machines Corp.
Expiration October 2011, Exercise Price $165.00	1,172	404,340

Metal Ore Mining - 0.7%
Freeport McMoRan Copper & Gold Inc.
Expiration October 2011, Exercise Price $44.00	189	257,985
Other Investment Pools and Funds - 1.1%
CurrencyShares Australian Dollar Trust
Expiration December 2011, Exercise Price $98.00	865	397,900
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.5%
Colgate-Palmolive Co.
Expiration January 2012, Exercise Price $90.00	283	188,195
Software Publishers - 0.6%
Salesforce.com, Inc.
Expiration November 2011, Exercise Price $130.00	116	232,580
Tobacco Manufacturing - 0.3%
Altria Group Inc.
Expiration October 2011, Exercise Price $26.00	2,157	99,222
Total Put Options		2,068,842

TOTAL PURCHASED OPTIONS (Cost $2,219,040)		2,089,698

SHORT TERM INVESTMENTS - 49.6%	Shares
MONEY MARKET FUND - 12.0%
First American Prime Obligations Fund, Class Z, 0.033% ( c )
TOTAL MONEY MARKET	4,289,507	4,289,507

	Principal
	Amount
US TREASURY BILLS - 37.6%
United States Treasury Bills, 0.009%, 12/8/2011	3,000,000	2,999,949
United States Treasury Bills, 0.012%, 12/22/2011	3,000,000	2,999,916
United States Treasury Bills, 0.000%, 11/10/2011	4,000,000	4,000,022
United States Treasury Bills, 0.000%, 11/25/2011	3,500,000	3,500,000
		13,499,887
TOTAL US TREASURY BILLS		13,499,887
TOTAL SHORT TERM INVESTMENTS (Cost $17,789,495)		17,789,394

Total Investments (Cost $34,374,075) - 96.4%		34,607,056
Other Assets in Excess of Liabilites - 3.6%		1,278,157
TOTAL NET ASSETS - 100.0%		$35,885,213

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2011

On September 30, 2011, the cost of investments for federal income tax purposes was approximately $34,374,075. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$ 1,500,083
Unrealized depreciation	(1,267,102)
Net unrealized depreciation	$ 232,981

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  As of September 30, 2011, the Fund's investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks*	$15,478,975	$14,838,573	$-	$30,317,548
Short-Term Investments	4,289,507	-	-	4,289,507
Total Investments	$19,768,482	$14,838,573	$-	$34,607,055

* Please see above for further industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Wall Street EWM Funds Trust

By (Signature and Title)                /s/ Robert P. Morse
                                               Robert P. Morse President

Date                                      November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Robert P. Morse
                                               Robert P. Morse President

Date                                      November 28, 2011

By (Signature and Title)*              /s/ Jian Wang
                                               Jian H. Wang, Treasurer

Date                                      November 28, 2011

* Print the name and title of each signing officer under his or her signature.